Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr. 28, 2012
Strategic Advisers Core Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	frst5_SupplementTextBlock	Supplement to the
Strategic Advisers®
Core Income Fund
April 28, 2012
Prospectus

The following information supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section beginning on page 5.

  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.